Schedule of Assumptions Inputs for Warrants (Details) - Derivative [Member]	Jun. 30, 2021	Jun. 30, 2020
Measurement Input, Expected Dividend Rate [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Warrants and rights outstanding, measurement input
Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Expected life (years)	2 years	3 years
Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Expected life (years)	4 years	5 years
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Warrants and rights outstanding, measurement input	0.18	0.18
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Warrants and rights outstanding, measurement input	0.46	1.69
Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Warrants and rights outstanding, measurement input	132	137
Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Warrants and rights outstanding, measurement input	166	318